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                          SUPPLEMENT DATED JUNE 3, 2009
                   TO THE PROSPECTUSES DATED MAY 1, 2009, FOR

                      NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2009 prospectuses (the "Prospectuses") for the above referenced variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to revise the annual portfolio company operating expense table footnote associated with the MainStay VP ICAP Select Equity-Initial Class and MainStay VP ICAP Select Equity-Service Class Investment Divisions.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses that sets forth annual portfolio company operating expenses, the language in the footnote associated with the MainStay VP ICAP Select Equity-Initial Class and MainStay VP ICAP Select Equity-Service Class Investment Divisions is deleted in its entirety and replaced with the following:

          The fees designated as "Advisory Fees" reflect "Management Fees". The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 0.74% on assets over $1 billion.


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                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010